SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	The Company did not identify any subsequent events during the period from April 1, 2021, to the date of this report.